Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and other income
Other income	$ 355	$ 423	$ 349
Finance income	581	663	769
Currency exchange losses charged to the income statementa	345	38	37
Expenditure on research and development	266	332	364
Finance costs
Interest payable on lease liabilities	288	337	379
Interest costs capitalised	(287)	(345)	(374)
Other finance cost	145	0	0
Expense due to unwinding of discount on provisions	391	437	505
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	500	520	569
Finance costs	$ 2,857	$ 3,115	$ 3,489
Capitalisation rate of borrowing costs eligible for capitalisation	2.63%	2.75%	3.50%
Interest Expense, Repayment Of Borrowings	$ 195	$ 158
Tax relief on capitalized interest	66	83	$ 51
Measured at amortized cost
Interest and other income
Interest income	221	215	371
Financial assets at fair value, class [member]
Interest and other income
Interest income	5	25	49
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	1,820	2,166	2,410
Gulf of Mexico Oil Spill
Interest and other income
Costs relating to Gulf of Mexico oil spill, pre-interest and tax	$ 70	$ 255	$ 319